American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2065 Portfolio
October 31, 2025

One Choice 2065 Portfolio - Schedule of Investments
OCTOBER 31, 2025 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 54.4%
Focused Dynamic Growth Fund G Class(2)	76,301	7,043,324
Focused Large Cap Value Fund G Class	1,544,690	17,130,608
Growth Fund G Class	142,784	10,407,500
Heritage Fund G Class	209,071	6,727,893
Large Cap Equity Fund G Class	301,651	17,990,492
Mid Cap Value Fund G Class	487,852	7,986,143
Small Cap Growth Fund G Class	100,709	2,662,733
Small Cap Value Fund G Class	259,311	2,528,278
		72,476,971
International Equity Funds — 30.3%
Emerging Markets Fund G Class	532,008	8,208,888
Global Real Estate Fund G Class	240,506	3,331,003
International Growth Fund G Class	826,581	11,869,700
International Small-Mid Cap Fund G Class	367,900	4,455,269
International Value Fund G Class	584,493	6,487,871
Non-U.S. Intrinsic Value Fund G Class	561,321	6,095,948
		40,448,679
Domestic Fixed Income Funds — 11.1%
Diversified Bond Fund G Class	1,093,324	10,178,846
High Income Fund G Class	289,916	2,545,466
Inflation-Adjusted Bond Fund G Class	186,983	2,028,763
		14,753,075
International Fixed Income Funds — 4.2%
Emerging Markets Debt Fund G Class	161,968	1,535,453
Global Bond Fund G Class	459,712	4,091,439
		5,626,892
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $108,440,539)		133,305,617
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$133,305,617

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2025 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund(3)	$7,510	$202	$1,312	$643	$7,043	76	$322	—
Focused Large Cap Value Fund	18,497	1,655	3,435	414	17,131	1,545	79	$106
Growth Fund	11,325	411	2,173	845	10,408	143	321	—
Heritage Fund	8,846	638	2,522	(234)	6,728	209	265	—
Large Cap Equity Fund	20,385	869	4,369	1,105	17,990	302	291	—
Mid Cap Value Fund	10,186	715	3,085	170	7,986	488	6	48
Small Cap Growth Fund	3,847	212	1,461	65	2,663	101	198	—
Small Cap Value Fund	3,866	293	1,652	21	2,528	259	(16)	12
Emerging Markets Fund	8,899	198	1,870	982	8,209	532	404	—
Global Real Estate Fund	3,611	172	644	192	3,331	241	(17)	—
International Growth Fund	10,305	1,570	557	552	11,870	827	1	—
International Small-Mid Cap Fund	3,897	319	51	290	4,455	368	(9)	—
International Value Fund	5,355	893	117	357	6,488	584	5	—
Non-U.S. Intrinsic Value Fund	5,722	391	323	306	6,096	561	6	—
Diversified Bond Fund	11,163	797	2,017	236	10,179	1,093	(27)	136
High Income Fund	2,770	183	447	39	2,545	290	(18)	50
Inflation-Adjusted Bond Fund	2,199	102	367	95	2,029	187	(41)	—
Emerging Markets Debt Fund	1,644	91	273	73	1,535	162	(13)	37
Global Bond Fund	4,434	318	755	95	4,092	460	(50)	59
	$144,461	$10,029	$27,430	$6,246	$133,306	8,428	$1,707	$448
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.